File Number: 333-110037
                                                Filed Pursuant to Rule 497(e) of
                                                      The Securities Act of 1933


                                                             June 1, 2005


            Supplement to the Class A, Class B, Class C Prospectus of
                          Pioneer Growth Leaders Fund,
                                dated May 1, 2005



The following replaces the section of the prospectus referenced below:


Fund performance

The highest calendar quarterly return was 23.39% (9/30/1998 to 12/31/1998) The lowest calendar quarterly return was -17.42% (3/31/2002 to 6/30/2002)




                                                                   17696-00-0505
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                       June 1, 2005


            Supplement to the Class A, Class B, Class C Prospectus of
                         Pioneer Strategic Growth Fund,
                                dated May 1, 2005



The following replaces the section of the prospectus referenced below:



Fund performance

The highest calendar quarterly return was 27.71% (9/30/1998 to 12/31/1998) The lowest calendar quarterly return was -18.06% (3/31/2002 to 6/30/2002)



                                                                   17694-00-0505
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds